COMMITMENTS AND CONTINGENCIES - Additional Information - Guarantees (Detail) ₱ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 USD ($)
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees			₱ 100,000	$ 1,699
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Amount of a deed of guarantee entered with a third party to guarantee certain payment obligations				5,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Credit facility utilized				$ 643
Amount of a promissory note	$ 3,213	$ 25,000
Studio City [Member] | Trade Credit Facility [Member] | After amendment [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 3,213	$ 25,000
Studio City [Member] | Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments And Contingencies [Line Items]
Credit facility, maturity date	Aug. 31, 2027	Aug. 31, 2027
Extension of maturity date	2 years	2 years